CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS [Abstract]
Other assets	$ 11,592		$ 15,641
TOTAL ASSETS	711,836		681,929
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	628,891		604,521
Stockholders' equity	82,945		77,408		73,416
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	711,836		681,929
EXPENSE [Abstract]
NET INCOME	5,383		3,929
Total other comprehensive income	224		135
Comprehensive income	5,607		4,064
Cash flows from operating activities [Abstract]
Net income	5,383		3,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock-based compensation	493		370
Net cash used in operating activities	9,712		8,680
Cash flows from investing activities [Abstract]
Net cash provided by investing activities	(16,273)		13,023
Cash flows from financing activities [Abstract]
Common stock dividends paid	(543)		(534)
Payments for Repurchase of Common Stock	0		(122)
Proceeds from Stock Options Exercised	7		211
Deferred tax adjustment arising from stock compensation	(27)		0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	0		3
Net cash used in financing activities	22,770		(14,212)
NET INCREASE IN CASH AND CASH EQUIVALENTS	16,209		7,491
Cash and cash equivalents at beginning of period	14,928		7,437
Cash and cash equivalents at end of period	31,137		14,928
Parent Company Only - TF Financial Corporation [Member]
ASSETS [Abstract]
Cash	2,031		1,414
Notes receivable ESOP	1,208		1,352
Other assets	723		465
TOTAL ASSETS	83,071		77,435
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	126		27
Stockholders' equity	82,945		77,408
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	83,071		77,435
INCOME [Abstract]
Equity in earnings of subsidiaries	5,963		4,432
Interest and dividend income	22		6
Total income	5,985		4,438
EXPENSE [Abstract]
Other	602		509
Total expenses	602		509
NET INCOME	5,383		3,929
Total other comprehensive income	224	[1]	135	[1]
Comprehensive income	5,607		4,064
Cash flows from operating activities [Abstract]
Net income	5,383		3,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock-based compensation	176		114
Equity in earnings of subsidiaries	(5,963)		(4,432)
Increase (Decrease) in Operating Capital, Total	(16)		(300)
Net cash used in operating activities	(420)		(689)
Cash flows from investing activities [Abstract]
Capital distribution from subsidiaries	1,600		1,548
Net cash provided by investing activities	1,600		1,548
Cash flows from financing activities [Abstract]
Common stock dividends paid	(543)		(534)
Payments for Repurchase of Common Stock	0		(122)
Proceeds from Stock Options Exercised	7		211
Deferred tax adjustment arising from stock compensation	(27)		0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	0		3
Net cash used in financing activities	(563)		(442)
NET INCREASE IN CASH AND CASH EQUIVALENTS	617		417
Cash and cash equivalents at beginning of period	1,414		997
Cash and cash equivalents at end of period	2,031		1,414
Parent Company Only - TF Financial Corporation [Member] | Investment in 3rd Fed [Member]
ASSETS [Abstract]
Equity Method Investments	78,032		73,117
Parent Company Only - TF Financial Corporation [Member] | Investment in Penns Trail Development [Member]
ASSETS [Abstract]
Equity Method Investments	$ 1,077		$ 1,087

[1]	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.